RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Aggregated Revenue	$ 16	$ 74
Aggregate net amounts of lease expenses	294	214
Initial payment received under sales agreement	8,614	11,424
Chairwoman [Member]
Related Party Transaction [Line Items]
Salary expenses	$ 54	$ 130